Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases and Capital Leases

Future minimum lease payments under operating and capital leases are as follows:

	Operating Leases	Capital Leases

2016	50	17
2017	37	15
2018	24	—
2019	18	—
2020	13	—
Thereafter	30	—

Total future minimum leases payments	172	32
Less: amount representing interest		1

Present value of future minimum lease payments		31